Share capital, share premium and other capital reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share capital, share premium and other capital reserves
Schedule of share capital

The following table provides information about its share capital as of December 31, 2023, 2022 and 2021:

(in thousands, except	Authorized			Issued and fully paid			Additional paid-in capital
for share and per	December 31,			December 31,			December 31,
share amounts)	2023	2022	2021	2023	2022	2021	2023	2022	2021
Preference shares of $0.14 each	45,000,000	45,000,000	45,000,000	—	—	—	$—	$—	$—
Common shares of $0.14 each	45,000,000	45,000,000	45,000,000	26,289,087	26,289,087	25,775,538	194,424	194,424	192,270
	90,000,000	90,000,000	90,000,000	26,289,087	26,289,087	25,775,538	$194,424	$194,424	$192,270

Schedule of major shareholders on a non-diluted basis

	As of December 31,
	2023	2022
Gilde Healthcare	20.6%	20.6%
Versant Venture Capital VI, L.P.	17.5	17.5
Redmile Biopharma Investments	7.9	10.6
Sanofi Foreign Participations B.V.	7.3	7.3
Novo Holdings A/S	7.1	12.7
Other shareholders	39.6	31.3
	100.0%	100.0%